Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

Statements Of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $99,057,395 and $81,041,000)	$ 99,079,846	$ 81,045,824
Net unrealized appreciation on open futures and forward currency contracts	8,445,476	12,894,380
Due from brokers	8,002,955	6,913,738
Cash denominated in foreign currencies (cost $4,308,932 and $1,754,566)	4,327,157	1,719,017
Total equity in trading accounts	119,855,434	102,572,959
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $368,743,783 and $634,052,301)	368,829,890	634,082,662
CASH AND CASH EQUIVALENTS	8,138,415	42,348,737
ACCRUED INTEREST RECEIVABLE	2,436,662	3,339,577
TOTAL	499,260,401	782,343,935
LIABILITIES:
Subscriptions by Unitholders received in advance	883,797	3,164,450
Net unrealized depreciation on open futures and forward currency contracts	3,314,912	917,275
Due to Managing Owner	142,003	137,996
Accrued brokerage fees	2,427,117	4,005,466
Accrued management fees	57,790	57,276
Redemptions payable to Unitholders	16,282,107	17,618,625
Redemptions payable to Managing Owner		1,259
Accrued expenses	171,645	180,897
Cash denominated in foreign currencies (cost -$1,234,117 and -$2,107,152)	1,267,184	2,122,063
Due to brokers	1,053,812	951,234
Total liabilities	25,600,367	29,156,541
TRUST CAPITAL:
Total trust capital	473,660,034	753,187,394
TOTAL	499,260,401	782,343,935
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,313,020	9,644,943
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	428,867,469	709,737,394
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,061.34	1,175.07
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	289,447	240,698
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,191.38	1,261.94
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	33,520,653	32,771,232
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,199.25	1,267.1
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 1,669,445	$ 793,127
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,262.11	1,307.09

Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments in U.S. Treasury notes - amortized cost	99,057,395	81,041,000
Cash denominated in foreign currencies, cost	4,308,932	1,754,566
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	368,743,783	634,052,301
Cash denominated in foreign currencies , cost	(1,234,117)	(2,107,152)
Managing Owner Interest [Member]
Units outstanding	8,774.775	8,207.97
Series 1 Unitholders [Member]
Units outstanding	404,080.828	603,996.596
Series 2 Unitholders [Member]
Units outstanding	242.952	190.737
Series 3 Unitholders [Member]
Units outstanding	27,951.367	25,863.12
Series 4 Unitholders [Member]
Units outstanding	1,322.742	606.787

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.08%	1.59%
Net Unrealized Appreciation/(Depreciation)	$ 5,130,564	$ 11,977,105
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.94%	1.01%
Net Unrealized Appreciation/(Depreciation)	4,479,842	7,608,540
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.14%	0.58%
Net Unrealized Appreciation/(Depreciation)	650,722	4,368,565
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.60%	0.98%
Net Unrealized Appreciation/(Depreciation)	7,621,101	7,348,602
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.54%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	2,577,288	(317,941)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.09%)	0.10%
Net Unrealized Appreciation/(Depreciation)	(404,470)	740,413
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.44%	1.12%
Net Unrealized Appreciation/(Depreciation)	2,094,220	8,451,369
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.06%	0.05%
Net Unrealized Appreciation/(Depreciation)	292,341	416,798
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.09%
Net Unrealized Appreciation/(Depreciation)	(47,455)	647,000
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	0.09%
Net Unrealized Appreciation/(Depreciation)	(111,109)	679,344
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.03%
Net Unrealized Appreciation/(Depreciation)	(40,844)	213,719
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.42%	0.86%
Net Unrealized Appreciation/(Depreciation)	2,001,287	6,494,508
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	(0.15%)
Net Unrealized Appreciation/(Depreciation)	182,574	(1,082,372)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	14,300	(406,302)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.67%	0.00%
Net Unrealized Appreciation/(Depreciation)	3,157,189	(36,565)
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.20%)	(0.14%)
Net Unrealized Appreciation/(Depreciation)	(949,561)	(1,033,705)
Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.66%)	0.03%
Net Unrealized Appreciation/(Depreciation)	(3,141,259)	259,938
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.64%)	0.21%
Net Unrealized Appreciation/(Depreciation)	(3,030,038)	1,577,490
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	(0.31%)
Net Unrealized Appreciation/(Depreciation)	224,946	(2,352,297)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	32,326	(76,759)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	(11,590)	(24,710)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.19%)	0.05%
Net Unrealized Appreciation/(Depreciation)	(897,543)	377,431
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.14%	0.18%
Net Unrealized Appreciation/(Depreciation)	647,490	1,407,123
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	(0.09%)
Net Unrealized Appreciation/(Depreciation)	(106,850)	(648,340)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.34%	0.72%
Net Unrealized Appreciation/(Depreciation)	$ 1,600,283	$ 5,402,270

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) (Long Contracts [Member])	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years	2 years
Contracts	4,077	2,581
Investment settlement date	Mar 1, 2013	Mar 1, 2012
5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years	5 years
Contracts	1,181	2,385
Investment settlement date	Mar 1, 2013	Mar 1, 2012
10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years	10 years
Contracts	545	1,128
Investment settlement date	Mar 1, 2013	Mar 1, 2012
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years	30 years
Contracts	105	279
Investment settlement date	Mar 1, 2013	Mar 1, 2012

Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	1.08%	1.59%
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		215,950,000
Fair Value as a % of Trust Capital		28.71%
Fair Value		216,236,809
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		218,390,000
Fair Value as a % of Trust Capital		29.05%
Fair Value		218,782,420
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		222,440,000
Fair Value as a % of Trust Capital		30.44%
Fair Value		229,234,847
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		50,710,000
Fair Value as a % of Trust Capital		6.75%
Fair Value		50,874,410
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	137,850,000
Fair Value as a % of Trust Capital	29.13%
Fair Value	137,973,850
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	146,530,000
Fair Value as a % of Trust Capital	31.51%
Fair Value	149,271,714
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	129,840,000
Fair Value as a % of Trust Capital	27.41%
Fair Value	129,809,569
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000
Fair Value as a % of Trust Capital	10.74%
Fair Value	50,854,603
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	98.79%	94.95%
Fair Value	467,909,736	715,128,486

Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes [Member]	Dec. 31, 2011 U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.88%	0.38%	4.25%	0.50%	0.63%	3.38%	0.13%	0.50%
Investment Maturity Date	Feb 29, 2012	Aug 31, 2012	Sep 30, 2012	Nov 30, 2012	Feb 28, 2013	Jul 31, 2013	Sep 30, 2013	Nov 15, 2013
Amortized Cost of U.S. Treasury Notes									$ 467,801,178	$ 715,093,301

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT INCOME:
Interest income	$ 870,824	$ 2,072,015	$ 3,235,502
EXPENSES:
Brokerage and custodial fees	37,951,734	54,834,929	57,320,175
Administrative expenses	1,968,723	2,158,133	2,233,354
Custody fees	127,291	165,650	160,011
Management fees	651,848	571,739	143,533
Total expenses	40,699,596	57,730,451	59,857,073
NET INVESTMENT LOSS	(39,828,772)	(55,658,436)	(56,621,571)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(17,215,476)	(8,224,392)	87,904,542
Foreign exchange translation	32,225	(52,568)	352,202
Net change in unrealized:
Futures and forward currency contracts	(6,846,541)	(25,425,124)	42,259,414
Foreign exchange translation	35,618	(192,987)	(302,673)
Net gains (losses) from U.S. Treasury notes:
Realized	(56,600)	28,504	16,976
Net change in unrealized	73,373	(373,516)	(203,035)
Total net realized and unrealized gains (losses)	(23,977,401)	(34,240,083)	130,027,426
NET INCOME (LOSS)	(63,806,173)	(89,898,519)	73,405,855
LESS PROFIT SHARE TO MANAGING OWNER		1,385	262,695
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(63,806,173)	(89,899,904)	73,143,160
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(61,677,100)	(87,273,146)	70,377,586
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(113.73)	(139.1)	102.2
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(12,353)	(16,960)	6,427
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(70.56)	(88.62)	72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(1,737,974)	(2,100,691)	1,069,450
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(67.85)	(85.7)	131.36
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ (46,823)	$ (31,196)	$ 4,408
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(44.98)	(58.92)	50.68

Statements Of Changes In Trust Capital (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trust capital, Beginning	$ 753,187,394		$ 892,925,611		$ 879,154,612
Subscriptions	31,108,365		69,799,650		42,864,905
Redemptions	(246,829,552)		(119,639,348)		(102,499,761)
Addt'l units allocated		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(63,806,173)		(89,899,904)		73,143,160
Managing Owner's profit share			1,385		262,695
Trust capital, Ending	473,660,034		753,187,394		892,925,611
Brokerage fee percentage, maximum	7.00%
Series 1 Unitholders [Member]
Trust capital, Beginning	709,737,394		867,646,692		865,980,227
Trust capital units, Beginning	603,996.596		660,222.516		714,519.974
Subscriptions	19,701,253		46,027,878		31,438,164
Subscriptions, units	17,742.243		36,354.165		25,234.721
Redemptions	(238,894,078)		(116,664,030)		(100,149,285)
Redemptions, units	(218,969.787)		(94,309.154)		(81,345.253)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units	1,311.776	[1]	1,729.069	[1]	1,813.074	[1]
Net income (loss) after profit share to Managing Owner	(61,677,100)		(87,273,146)		70,377,586
Trust capital, Ending	428,867,469		709,737,394		867,646,692
Trust capital units, Ending	404,080.828		603,996.596		660,222.516
Series 2 Unitholders [Member]
Trust capital, Beginning	240,698		101,957
Trust capital units, Beginning	190.737		75.492
Subscriptions	75,000		184,000		95,530
Subscriptions, units	63.612		136.584		75.492
Redemptions	(13,898)		(28,299)
Redemptions, units	(11.397)		(21.339)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(12,353)		(16,960)		6,427
Trust capital, Ending	289,447		240,698		101,957
Trust capital units, Ending	242.952		190.737		75.492
Series 3 Unitholders [Member]
Trust capital, Beginning	32,771,232		14,178,784		2,236,811
Trust capital units, Beginning	25,863.12		10,481.102		1,831.292
Subscriptions	10,382,897		22,838,898		11,260,170
Subscriptions, units	8,662.304		17,047.103		8,961.54
Redemptions	(7,895,502)		(2,145,759)		(387,647)
Redemptions, units	(6,574.057)		(1,665.085)		(311.73)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(1,737,974)		(2,100,691)		1,069,450
Trust capital, Ending	33,520,653		32,771,232		14,178,784
Trust capital units, Ending	27,951.367		25,863.12		10,481.102
Series 4 Unitholders [Member]
Trust capital, Beginning	793,127		75,449
Trust capital units, Beginning	606.787		55.233
Subscriptions	949,215		748,874		71,041
Subscriptions, units	737.186		551.554		55.233
Redemptions	(26,074)
Redemptions, units	(21.231)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]
Net income (loss) after profit share to Managing Owner	(46,823)		(31,196)		4,408
Trust capital, Ending	1,669,445		793,127		75,449
Trust capital units, Ending	1,322.742		606.787		55.233
New Profit Memo Account [Member]
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units		[1]	0.05	[1]	0.022	[1]
Net income (loss) after profit share to Managing Owner			(126)		134
Managing Owner's profit share			1,385		262,695
Managing Owner's profit share, units			1.021		199.974
Transfer of New Profit Memo Account to Managing Owner			(1,259)		(262,829)
Transfer of New Profit Memo Account to Managing Owner, Units			(1.071)		(199.996)
Managing Owner [Member]
Trust capital, Beginning	9,644,943		10,922,729		10,937,574
Trust capital units, Beginning	8,207.97		8,311.477		9,024.593
Redemptions			(801,260)		(1,962,829)
Redemptions, units			(679.866)		(1,528.36)
Addt'l units allocated		[1]		[1]		[1]
Addt'l units allocated, units	566.805	[1]	575.288	[1]	615.248	[1]
Net income (loss) after profit share to Managing Owner	(331,923)		(477,785)		1,685,155
Transfer of New Profit Memo Account to Managing Owner			1,259		262,829
Transfer of New Profit Memo Account to Managing Owner, Units			1.071		199.996
Trust capital, Ending	$ 9,313,020		$ 9,644,943		$ 10,922,729
Trust capital units, Ending	8,774.775		8,207.97		8,311.477

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.

Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(76.05)	[1]	(85.22)	[1]	(82.06)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(37.7)		(53.38)		184.52
Net gains (losses) from U.S. Treasury obligations	0.02	[1]	(0.5)	[1]	(0.26)	[1]
Net income (loss) from operations	(113.73)		(139.1)		102.2
Less profit share allocated to Managing Owner	0		0		0
Net income (loss) after profit allocation	(113.73)		(139.1)		102.2
NET ASSET VALUE - Beginning of year	$ 1,175.07		$ 1,314.17		$ 1,211.97
NET ASSET VALUE - End of year	1,061.34		1,175.07		1,314.17
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(6.96%)		(6.78%)		(6.66%)
Total expenses	7.10%		7.03%		7.03%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	7.10%		7.03%		7.03%
Total return before profit share allocation	(9.68%)		(10.58%)		8.43%
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(9.68%)		(10.58%)		8.43%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(33.27)	[1]	(32.99)	[1]	(23.37)	[1],[2]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(37.52)		(54.87)		124.78	[2]
Net gains (losses) from U.S. Treasury obligations	0.23	[1]	(0.76)	[1]	(0.1)	[1],[2]
Net income (loss) from operations	(70.56)		(88.62)		101.31	[2]
Less profit share allocated to Managing Owner	0		0		28.85	[2]
Net income (loss) after profit allocation	(70.56)		(88.62)		72.46	[2]
NET ASSET VALUE - Beginning of year	1,261.94		1,350.56	[2]	1,278.1	[2]
NET ASSET VALUE - End of year	1,191.38		1,261.94		1,350.56	[2]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.78%)		(2.52%)		(2.45%)	[2]
Total expenses	2.92%		2.75%		2.80%	[2]
Profit share allocation	0.00%		0.00%		2.27%	[2]
Total expenses and profit share allocation	2.92%		2.75%		5.07%	[2]
Total return before profit share allocation	(5.59%)		(6.56%)		7.20%	[2]
Profit share allocation	0.00%		0.00%		(1.53%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(5.59%)		(6.56%)		5.67%	[2]
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(30.39)	[1]	(29.8)	[1]	(27.9)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(37.6)		(55.16)		206.79
Net gains (losses) from U.S. Treasury obligations	0.14	[1]	(0.68)	[1]	(0.41)	[1]
Net income (loss) from operations	(67.85)		(85.64)		178.48
Less profit share allocated to Managing Owner	0		0.06		47.12
Net income (loss) after profit allocation	(67.85)		(85.7)		131.36
NET ASSET VALUE - Beginning of year	1,267.1		1,352.8		1,221.44
NET ASSET VALUE - End of year	1,199.25		1,267.1		1,352.8
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.52%)		(2.27%)		(2.19%)
Total expenses	2.67%		2.50%		2.55%
Profit share allocation	0.00%		0.01%		3.70%
Total expenses and profit share allocation	2.67%		2.51%		6.25%
Total return before profit share allocation	(5.35%)		(6.33%)		13.71%
Profit share allocation	0.00%		(0.01%)		(2.96%)
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(5.35%)		(6.34%)		10.75%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(6.59)	[1]	(3.46)	[1]	(0.38)	[1],[2]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(38.53)		(54.83)		51.13	[2]
Net gains (losses) from U.S. Treasury obligations	0.14	[1]	(0.63)	[1]	(0.07)	[1],[2]
Net income (loss) from operations	(44.98)		(58.92)		50.68	[2]
Less profit share allocated to Managing Owner	0		0		0	[2]
Net income (loss) after profit allocation	(44.98)		(58.92)		50.68	[2]
NET ASSET VALUE - Beginning of year	1,307.09		1,366.01	[2]	1,315.33	[2]
NET ASSET VALUE - End of year	$ 1,262.11		$ 1,307.09		$ 1,366.01	[2]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.52%)		(0.26%)		(0.17%)	[2]
Total expenses	0.67%		0.49%		0.47%	[2]
Profit share allocation	0.00%		0.00%		0.00%	[2]
Total expenses and profit share allocation	0.67%		0.49%		0.47%	[2]
Total return before profit share allocation	(3.44%)		(4.31%)		3.85%	[2]
Profit share allocation	0.00%		0.00%		0.00%	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(3.44%)		(4.31%)		3.85%	[2]

[1]	Calculated based on the weighted average number of units during the year/period, see Note 7.
[2]	Series 2 units were first issued on April 1, 2010. Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for Series 2 and 4 for the periods ended December 31, 2010 have been annualized.

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
1.	ORGANIZATION

Global Macro Trust (the "Trust") was organized on July 23, 2001, under the Delaware Statutory Trust Act. At such time, original capital of $400 by Millburn Ridgefield Corporation (the "Managing Owner") and $1,600 by the Initial Unitholder, an affiliated entity, was contributed to the Trust. The Trust commenced trading operations on July 1, 2002. The Trust engages in the speculative trading of futures and forward currency contracts. The instruments that are traded by the Trust are volatile and involve a high degree of market risk.

The Managing Owner manages the business of the Trust and makes all trading decisions.

The Managing Owner has agreed to make additional capital contributions, subject to certain possible exceptions, in order to maintain its capital account at not less than 1% of the total outstanding capital contributions in the Trust (including the Managing Owner's contributions) but in no event shall the Managing Owner invest less than $500,000. The Managing Owner and the holders (the "Unitholders") of the Units of Beneficial Interest ("Units") issued by the Trust will share in any profits and losses of the Trust in proportion to the percentage interest owned by each before brokerage commissions, custodial fee, management fees and profit share allocations.

The Trust will dissolve on December 31, 2031 or at an earlier date if certain conditions occur set forth in the Fourth Amended and Restated Declaration of Trust and the Trust Agreement (the "Agreement").

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States (the "U.S.") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments — The Trust records its transactions in futures and forward currency contracts and U.S. Treasury notes including related income and expenses on a trade date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Trust amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Trust's trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. dollars at the exchange rate prevailing when such transactions occurred.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Trust and each of its brokers give the Trust the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Trust's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The Managing Owner of the Trust does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2012 and 2011, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Trust's investments by hierarchical level as of December 31, 2012 and 2011 in valuing the Trust's investments at fair value. At December 31, 2012 and 2011, the Trust held no assets or liabilities classified in Level 3.

Financial Assets at Fair Value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$467,909,736	$-	$467,909,736
Short-term money market fund*	7,692,129	-	7,692,129
Exchange-traded futures contracts
Energies	(452,750)	-	(452,750)
Grains	(179,524)	-	(179,524)
Interest rates	2,126,546	-	2,126,546
Livestock	(11,590)	-	(11,590)
Metals	(714,969)	-	(714,969)
Softs	661,790	-	661,790
Stock indices	3,050,339	-	3,050,339

Total exchange-traded futures contracts	4,479,842	-	4,479,842

Over-the-counter forward currency contracts	-	650,722	650,722

Total futures and forward currency contracts (2)	4,479,842	650,722	5,130,564

Total financial assets at fair value	$480,081,707	$650,722	$480,732,429

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$99,079,846
Investments in U.S. Treasury notes held in custody			368,829,890
Total investments in U.S. Treasury notes			$467,909,736

(2)
Net unrealized appreciation on futures and forward currency contracts			$8,445,476
Net unrealized depreciation on futures and forward currency contracts			(3,314,912)
Total unrealized appreciation on futures and forward currency contracts			$5,130,564

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation on futures and forward currency contracts			$11,977,105

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Recent Accounting Standards —In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Trust should also provide the disclosures retrospectively for all comparative periods presented. The Managing Owner does not expect adoption of ASU 2011-11 to materially impact the Trust's financial statements.

Trust Agreement	12 Months Ended
Dec. 31, 2012
Trust Agreement [Abstract]
Trust Agreement
3.	TRUST AGREEMENT

With the effectiveness of the Trust's Registration Statement on August 12, 2009, the Trust began to offer Series 2, Series 3 and Series 4 units. The only units offered prior to such date were Series 1 units. Series 2, Series 3 and Series 4 units were first issued April 1, 2010, September 1, 2009 and November 1, 2010, respectively.

Series 1 Unitholders pay brokerage fees to the Managing Owner at the annual rate of up to 7.0% of their average month-end Net Assets Value (prior to reduction for accrued brokerage commissions or Profit Share). Series 1 Unitholders who make net capital investments into Series 1 of $100,000 or more or who had previously invested through asset-based fee or fixed fee investment programs are charged less than the annual brokerage rate of 7.0% as follows:

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Brokerage fees are charged to capital accounts of the Managing Owner, its principals, their respective affiliates or the New Profit Memo Account only to the extent of charges paid to third party executing and clearing brokers. In order to maintain a uniform Net Asset Value per Unit, additional Units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee.

The Managing Owner, not the Trust, pays the allocable share to Series 1 of all routine costs of executing and clearing the Trust's futures trades including brokerage commissions payable to the clearing brokers and electronic platform trading costs. The Managing Owner also pays, from its own funds, selling commissions on all sales of Series 1 Units.

The Trust pays the Managing Owner a management fee of 2% per year of the Trust's Net Asset Value (before management fee and profit share calculations) attributable to Series 2 and 3 Units. In addition, Series 2 Unitholders pay an annual custodial fee of 0.25% of their attributable Net Asset Value before management fee and profit share calculations. Series 2, 3 and 4 Units are also charged for their pro rata share of the Trust's actual trade execution and clearing costs including electronic platform trading costs. Series 4 Unitholders are not charged a management fee.

For the years ended December 31, 2012, 2011 and 2010, brokerage and custodial fees were as follows:

	2012	2011	2010

Brokerage fees	$37,951,047	$54,834,417	$57,320,020
Custodial fees	687	512	155

Total	$37,951,734	$54,834,929	$57,320,175

During the year ended December 31, 2012, amounts paid to selling agents on Series 1 units sold subsequent to August 12, 2009 exceeded 9.5% of the gross offering proceeds of the Series 1 Units sold. As a result, amounts that otherwise would be paid to selling agents for that Series 1 Unit were instead rebated to the Trust for the benefit of all holders of Series 1 Units. The total amount rebated to the Trust during the year ended December 31, 2012, $36,144, is included in "Brokerage and custodial fees" in the Statements of Operations. No amount was rebated to the Trust during the years ended December 31, 2011 and 2010.

The Agreement provides that the Managing Owner's profit share, equal to 20% of New Trading Profits in excess of the highest cumulative level of Trading Profit as of any previous calendar year-end, is charged to the Unitholders' capital accounts. The highest cumulative level of Trading Profit is maintained separately for Series 1 and Series 2 and 3 Unitholders in the aggregate. Series 4 Unitholders are not charged profit share. New Trading Profits include realized and unrealized trading profits (losses), brokerage fees, trading-related expenses and administrative expenses. New Trading Profits do not include interest income. For Unitholders' redemptions during the year, the profit share calculation shall be computed as though the redemption occurred at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called New Profit Memo Account. Any profit share charged is added to the Managing Owner's capital account to the extent that net taxable capital gains are allocated to the Managing Owner. The remainder of such profit share, if any, is added to the New Profit Memo Account. The Managing Owner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the Managing Owner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the Managing Owner's capital account.

The Trust will pay its legal, accounting, auditing, printing, postage and similar administrative expenses (including Trustees' fees, accounting services fees and the expenses of updating the Prospectus) as well as extraordinary costs. The Managing Owner, at its discretion, may reimburse certain expenses paid by the Trust.

Units may be redeemed at the option of any Unitholder at Net Asset Value (as defined in the Agreement) as of the close of business on the last business day of any calendar month on ten business days written notice to the Managing Owner. Series 1 Unitholders who redeem Units at or prior to the end of the first consecutive six-month and five-month periods after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' Net Asset Value as of the date of redemption as follows:

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5

All redemption charges will be paid to the Managing Owner. At December 31, 2012 and 2011, $11,982 and $801, respectively, of redemption charges were owed to the Managing Owner and are included in "Due to Managing Owner" in the Statements of Financial Condition. The aggregate amount of redemption charges paid to the Managing Owner for the years ended December 31, 2012, 2011 and 2010, were $117,082, $18,650 and $17,207, respectively.

Due From/To Brokers	12 Months Ended
Dec. 31, 2012
Due From/To Brokers [Abstract]
Due From/To Brokers
4.	DUE FROM/TO BROKERS

At December 31, 2012 and 2011, due from and due to brokers balances in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.

Trading Activities	12 Months Ended
Dec. 31, 2012
Trading Activities [Abstract]
Trading Activities
5.	TRADING ACTIVITIES

The Trust conducts its futures trading with various futures commission merchants ("FCMs") on futures exchanges and its forward currency trading with various banks or dealers ("Dealers") in the interbank markets. Substantially all assets included in the Trust's equity in trading accounts and certain liability accounts, as discussed below, were held as collateral by such FCMs in either U.S. regulated segregated accounts (for futures contracts traded on U.S. exchanges) or non-U.S. secured accounts (for futures contracts traded on non-U.S. exchanges) as required by U.S. Commodity Futures Trading Commission's regulations or held as collateral by the Dealers.

Liabilities in the Statements of Financial Condition that are components of "Total equity in trading accounts" include net unrealized depreciation on open futures and forward currency contracts, cash denominated in foreign currencies and due to brokers.

The Trust enters into contracts with various institutions that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Trust records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust's unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust's risk of loss due to counterparty nonperformance. The Trust's exposure to credit risk associated with counterparty nonperformance of these contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $54,632,696 and $32,236,730 at December 31, 2012 and 2011, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner's market risk control procedures include diversification of the Trust's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)). The Trust ceased clearing trades through Newedge USA, LLC during September 2012. For all forward currency transactions, the Trust utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. dollars, is detailed below:

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(1,068,159)	(20.82)%	$1,181,145	9.86%
British pound	(281,809)	(5.49)	268,046	2.24
Canadian dollar	(27,452)	(0.54)	793,734	6.63
Czech koruna	150,986	2.94	148,481	1.24
Euro	3,057,320	59.59	3,382,866	28.24
Hong Kong dollar	246,176	4.80	(29,417)	(0.25)
Hungarian forint	(1,002,638)	(19.54)	115,728	0.97
Japanese yen	1,874,035	36.53	2,674,868	22.33
Korean won	12,927	0.25	(187,989)	(1.57)
Mexican peso	6,688	0.13	(537)	(0.00)
New Zealand dollar	-	-	551,053	4.60
Norwegian krone	(19,932)	(0.39)	(878,248)	(7.33)
Polish zloty	357,590	6.97	(29,114)	(0.24)
Romanian leu	32,777	0.64	28,100	0.23
Singapore dollar	20,514	0.40	84,101	0.70
South African rand	(18,651)	(0.36)	(9,218)	(0.08)
Swedish krona	(208,663)	(4.07)	(328,241)	(2.74)
Swiss franc	(17,268)	(0.34)	607,933	5.08
Taiwan dollar	28,683	0.56	(148,333)	(1.24)
Thai baht	49,652	0.97	6,878	0.06
Turkish lira	(67,516)	(1.32)	(55,283)	(0.46)
U .S. dollar	2,005,304	39.09	3,800,552	31.73

Total	$5,130,564	100.00%	$11,977,105	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2012 and 2011 by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2012 and 2011. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$2,595,897	$(18,609)	$176,518	$(3,206,556)	$(452,750)
Grains	-	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-	2,126,546
Livestock	-	-	-	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842

Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and forward currency contracts	$15,330,590	$(8,659,050)	$7,278,901	$(8,819,877)	$5,130,564

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2012, 2011 and 2010 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2012	2011	2010

Futures contracts:
Energies	$(9,616,856)	$7,688,026	$(6,296,617)
Grains	(7,690,728)	(10,817,032)	14,680,492
Interest rates	24,444,275	74,456,429	78,525,936
Livestock	(1,158,380)	(2,910,290)	(531,000)
Metals	(12,773,525)	(974,007)	12,922,817
Softs	3,389,662	(1,791,425)	7,618,692
Stock indices	(3,683,359)	(66,244,167)	(2,020,460)

Total futures contracts	(7,088,911)	(592,466)	104,899,860

Forward currency contracts	(16,973,106)	(33,057,050)	25,264,096

Total futures and forward currency contracts	$(24,062,017)	$(33,649,516)	$130,163,956

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the years ended December 31, 2012, 2011 and 2010. The Trust's average Net Asset Value during 2012, 2011 and 2010 was approximately and $603,000,000, $851,000,000 and $866,000,000, respectively.

	2012		2011		2010
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$74,820,385	$88,376,901	$127,381,359	$48,647,953	$183,992,274	$116,768,010
Grains	26,413,270	21,155,358	53,980,643	40,497,833	57,678,838	40,281,856
Interest rates	1,392,478,396	13,707,348	1,079,809,596	61,557,330	1,274,911,920	47,891,170
Livestock	-	6,183,656	5,927,944	7,597,444	16,433,746	5,323,786
Metals	24,635,116	47,230,107	81,393,624	40,499,934	115,309,169	11,071,090
Softs	3,769,785	27,166,883	17,865,981	10,367,157	29,206,211	7,135,608
Stock indices	195,268,153	67,827,053	244,479,325	70,839,469	478,292,206	14,482,348

Total futures contracts	1,717,385,105	271,647,306	1,610,838,472	280,007,120	2,155,824,364	242,953,868

Forward currency contracts	431,007,736	367,222,250	714,484,864	292,797,211	876,153,841	358,871,897

Total average notional	$2,148,392,841	$638,869,556	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. dollars at each quarter-end during 2012, 2011 and 2010. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights
7.	FINANCIAL HIGHLIGHTS

Per Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders' trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the period/year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,
	2012		2011		2010		Date of first issuance

Series 1	512,141.713	(1)	645,173.947	(1)	687,898.790	(1)	July 23, 2001
Series 2	228.982	(1)	156.318	(1)	64.584	(2)	April 1, 2010
Series 3	26,798.935	(1)	21,549.160	(1)	5,536.921	(1)	September 1, 2009
Series 4	1,241.673	(1)	532.525	(1)	34.462	(3)	November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) November 1 - December 31

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder's per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder's brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements. Net investment loss and total expense ratios have been annualized for reporting periods consisting of less than twelve months.

Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2012
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner
8.	REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2011, a redemption payable of $1,259 was related to profit share allocated to the Managing Owner at year-end and redeemed. There was no redemption payable to the Managing Owner at December 31, 2012.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States (the "U.S.") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments

Investments — The Trust records its transactions in futures and forward currency contracts and U.S. Treasury notes including related income and expenses on a trade date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Trust amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Trust's trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash And Cash Equivalents	Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund.
Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. dollars at the exchange rate prevailing when such transactions occurred.

Income Taxes

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right Of Offset

Right of Offset — The customer agreements between the Trust and each of its brokers give the Trust the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Trust's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The Managing Owner of the Trust does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets at Fair Value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$467,909,736	$-	$467,909,736
Short-term money market fund*	7,692,129	-	7,692,129
Exchange-traded futures contracts
Energies	(452,750)	-	(452,750)
Grains	(179,524)	-	(179,524)
Interest rates	2,126,546	-	2,126,546
Livestock	(11,590)	-	(11,590)
Metals	(714,969)	-	(714,969)
Softs	661,790	-	661,790
Stock indices	3,050,339	-	3,050,339

Total exchange-traded futures contracts	4,479,842	-	4,479,842

Over-the-counter forward currency contracts	-	650,722	650,722

Total futures and forward currency contracts (2)	4,479,842	650,722	5,130,564

Total financial assets at fair value	$480,081,707	$650,722	$480,732,429

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$99,079,846
Investments in U.S. Treasury notes held in custody			368,829,890
Total investments in U.S. Treasury notes			$467,909,736

(2)
Net unrealized appreciation on futures and forward currency contracts			$8,445,476
Net unrealized depreciation on futures and forward currency contracts			(3,314,912)
Total unrealized appreciation on futures and forward currency contracts			$5,130,564

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation on futures and forward currency contracts			$11,977,105

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Trust Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	2012	2011	2010

Brokerage fees	$37,951,047	$54,834,417	$57,320,020
Custodial fees	687	512	155

Total	$37,951,734	$54,834,929	$57,320,175

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(1,068,159)	(20.82)%	$1,181,145	9.86%
British pound	(281,809)	(5.49)	268,046	2.24
Canadian dollar	(27,452)	(0.54)	793,734	6.63
Czech koruna	150,986	2.94	148,481	1.24
Euro	3,057,320	59.59	3,382,866	28.24
Hong Kong dollar	246,176	4.80	(29,417)	(0.25)
Hungarian forint	(1,002,638)	(19.54)	115,728	0.97
Japanese yen	1,874,035	36.53	2,674,868	22.33
Korean won	12,927	0.25	(187,989)	(1.57)
Mexican peso	6,688	0.13	(537)	(0.00)
New Zealand dollar	-	-	551,053	4.60
Norwegian krone	(19,932)	(0.39)	(878,248)	(7.33)
Polish zloty	357,590	6.97	(29,114)	(0.24)
Romanian leu	32,777	0.64	28,100	0.23
Singapore dollar	20,514	0.40	84,101	0.70
South African rand	(18,651)	(0.36)	(9,218)	(0.08)
Swedish krona	(208,663)	(4.07)	(328,241)	(2.74)
Swiss franc	(17,268)	(0.34)	607,933	5.08
Taiwan dollar	28,683	0.56	(148,333)	(1.24)
Thai baht	49,652	0.97	6,878	0.06
Turkish lira	(67,516)	(1.32)	(55,283)	(0.46)
U .S. dollar	2,005,304	39.09	3,800,552	31.73

Total	$5,130,564	100.00%	$11,977,105	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$2,595,897	$(18,609)	$176,518	$(3,206,556)	$(452,750)
Grains	-	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-	2,126,546
Livestock	-	-	-	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842

Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and forward currency contracts	$15,330,590	$(8,659,050)	$7,278,901	$(8,819,877)	$5,130,564

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2012	2011	2010

Futures contracts:
Energies	$(9,616,856)	$7,688,026	$(6,296,617)
Grains	(7,690,728)	(10,817,032)	14,680,492
Interest rates	24,444,275	74,456,429	78,525,936
Livestock	(1,158,380)	(2,910,290)	(531,000)
Metals	(12,773,525)	(974,007)	12,922,817
Softs	3,389,662	(1,791,425)	7,618,692
Stock indices	(3,683,359)	(66,244,167)	(2,020,460)

Total futures contracts	(7,088,911)	(592,466)	104,899,860

Forward currency contracts	(16,973,106)	(33,057,050)	25,264,096

Total futures and forward currency contracts	$(24,062,017)	$(33,649,516)	$130,163,956

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2012		2011		2010
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$74,820,385	$88,376,901	$127,381,359	$48,647,953	$183,992,274	$116,768,010
Grains	26,413,270	21,155,358	53,980,643	40,497,833	57,678,838	40,281,856
Interest rates	1,392,478,396	13,707,348	1,079,809,596	61,557,330	1,274,911,920	47,891,170
Livestock	-	6,183,656	5,927,944	7,597,444	16,433,746	5,323,786
Metals	24,635,116	47,230,107	81,393,624	40,499,934	115,309,169	11,071,090
Softs	3,769,785	27,166,883	17,865,981	10,367,157	29,206,211	7,135,608
Stock indices	195,268,153	67,827,053	244,479,325	70,839,469	478,292,206	14,482,348

Total futures contracts	1,717,385,105	271,647,306	1,610,838,472	280,007,120	2,155,824,364	242,953,868

Forward currency contracts	431,007,736	367,222,250	714,484,864	292,797,211	876,153,841	358,871,897

Total average notional	$2,148,392,841	$638,869,556	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,
	2012		2011		2010		Date of first issuance

Series 1	512,141.713	(1)	645,173.947	(1)	687,898.790	(1)	July 23, 2001
Series 2	228.982	(1)	156.318	(1)	64.584	(2)	April 1, 2010
Series 3	26,798.935	(1)	21,549.160	(1)	5,536.921	(1)	September 1, 2009
Series 4	1,241.673	(1)	532.525	(1)	34.462	(3)	November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) November 1 - December 31

Organization (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 23, 2001	Dec. 31, 2012
Trust dissolution date		Dec 31, 2031
Millburn Ridgefield Corporation [Member]
Original trust capital	$ 400
Minimum percentage of ownership		1.00%
Minimum capital investment		500,000
Initial Unitholder [Member]
Original trust capital	$ 1,600

Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Trust's open tax years	2012	2011	2010	2009

Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$ 99,079,846		$ 81,045,824
Investments in U.S. Treasury notes held in custody	368,829,890		634,082,662
Total investments in U.S. Treasury notes	467,909,736		715,128,486
Short-term money market fund	7,692,129	[1]	42,244,442	[1]
Net unrealized appreciation on futures and forward currency contracts	8,445,476		12,894,380
Net unrealized depreciation on futures and forward currency contracts	(3,314,912)		(917,275)
Total futures and forward currency contracts	5,130,564		11,977,105
Total financial assets at fair value	480,732,429		769,350,033
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	4,479,842		7,608,540
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(452,750)		1,259,549
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(179,524)		(1,611,884)
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,126,546		8,374,610
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(11,590)		(24,710)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(714,969)		(704,941)
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	661,790		1,000,821
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,050,339		(684,905)
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	650,722		4,368,565
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	467,909,736		715,128,486
Short-term money market fund	7,692,129	[1]	42,244,442	[1]
Total futures and forward currency contracts	4,479,842		7,608,540
Total financial assets at fair value	480,081,707		764,981,468
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	4,479,842		7,608,540
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(452,750)		1,259,549
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(179,524)		(1,611,884)
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,126,546		8,374,610
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(11,590)		(24,710)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(714,969)		(704,941)
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	661,790		1,000,821
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,050,339		(684,905)
Level 1 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	650,722		4,368,565
Total financial assets at fair value	650,722		4,368,565
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 650,722		$ 4,368,565

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Trust Agreement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trust Agreement [Abstract]
Brokerage fees	7.00%
Net capital investments	$ 100,000
Management fee	2.00%
Custodial fee	0.25%
Percent of gross offering proceeds, exceeded by amounts paid to selling agents on Series 1 units	9.50%
Rebate amount	36,144
Profit share percentage	20.00%
Redemption charges	11,982	801
Redemption charges paid	$ 117,082	$ 18,650	$ 17,207

Trust Agreement (Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Brokerage Rates [Line Items]
Brokerage Fees	7.00%
Net Capital Investments	$ 100,000
$100,000 - $499,999 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	6.50%
$100,000 - $499,999 [Member] | Maximum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	499,999
$100,000 - $499,999 [Member] | Minimum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	100,000
$500,000 - $999,999 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	6.00%
$500,000 - $999,999 [Member] | Maximum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	999,999
$500,000 - $999,999 [Member] | Minimum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	500,000
Greater Than $1,000,000 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	5.50%
Net Capital Investments	$ 1,000,000
Asset-based Or Fixed Fee Investment Programs [Member]
Brokerage Rates [Line Items]
Brokerage Fees	4.00%

Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trust Agreement [Abstract]
Brokerage fees	$ 37,951,047	$ 54,834,417	$ 57,320,020
Custodial fees	687	512	155
Total	$ 37,951,734	$ 54,834,929	$ 57,320,175

Trust Agreement (Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Subscriptions	100,000
Less Than $100,000 [Member]
Subscriptions	100,000
Less Than $100,000 [Member] | First 6 Months [Member]
Redemption Charges	4.00%
Less Than $100,000 [Member] | Second 5 Months [Member]
Redemption Charges	3.00%
$100,000 - $499,999 [Member] | Maximum [Member]
Subscriptions	499,999
$100,000 - $499,999 [Member] | Minimum [Member]
Subscriptions	100,000
$100,000 - $499,999 [Member] | First 6 Months [Member]
Redemption Charges	3.50%
$100,000 - $499,999 [Member] | Second 5 Months [Member]
Redemption Charges	2.50%
$500,000 - $999,999 [Member] | Maximum [Member]
Subscriptions	999,999
$500,000 - $999,999 [Member] | Minimum [Member]
Subscriptions	500,000
$500,000 - $999,999 [Member] | First 6 Months [Member]
Redemption Charges	3.00%
$500,000 - $999,999 [Member] | Second 5 Months [Member]
Redemption Charges	2.00%
Greater Than $1,000,000 [Member]
Subscriptions	1,000,000
Greater Than $1,000,000 [Member] | First 6 Months [Member]
Redemption Charges	2.50%
Greater Than $1,000,000 [Member] | Second 5 Months [Member]
Redemption Charges	1.50%

Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments [Abstract]
Concentration of credit risk	$ 54,632,696	$ 32,236,730
Trust's average net asset value	$ 603,000,000	$ 851,000,000	$ 866,000,000
Open interest rate futures, maturity	10 years	10 years	10 years

Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,130,564	$ 11,977,105
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(1,068,159)	1,181,145
Percent of Total	(20.82%)	9.86%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(281,809)	268,046
Percent of Total	(5.49%)	2.24%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(27,452)	793,734
Percent of Total	(0.54%)	6.63%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	150,986	148,481
Percent of Total	2.94%	1.24%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	3,057,320	3,382,866
Percent of Total	59.59%	28.24%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	246,176	(29,417)
Percent of Total	4.80%	(0.25%)
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(1,002,638)	115,728
Percent of Total	(19.54%)	0.97%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,874,035	2,674,868
Percent of Total	36.53%	22.33%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	12,927	(187,989)
Percent of Total	0.25%	(1.57%)
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,688	(537)
Percent of Total	0.13%	0.00%
New Zealand Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		551,053
Percent of Total		4.60%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(19,932)	(878,248)
Percent of Total	(0.39%)	(7.33%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	357,590	(29,114)
Percent of Total	6.97%	(0.24%)
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	32,777	28,100
Percent of Total	0.64%	0.23%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	20,514	84,101
Percent of Total	0.40%	0.70%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(18,651)	(9,218)
Percent of Total	(0.36%)	(0.08%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(208,663)	(328,241)
Percent of Total	(4.07%)	(2.74%)
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(17,268)	607,933
Percent of Total	(0.34%)	5.08%
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	28,683	(148,333)
Percent of Total	0.56%	(1.24%)
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	49,652	6,878
Percent of Total	0.97%	0.06%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(67,516)	(55,283)
Percent of Total	(1.32%)	(0.46%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,005,304	$ 3,800,552
Percent of Total	39.09%	31.73%

Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 5,130,564	$ 11,977,105
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,479,842	7,608,540
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(452,750)	1,259,549
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(179,524)	(1,611,884)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,126,546	8,374,610
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,590)	(24,710)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(714,969)	(704,941)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	661,790	1,000,821
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,050,339	(684,905)
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	650,722	4,368,565
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	15,330,590	12,583,404
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	10,273,295	9,894,500
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,595,897	20,943
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		740,413
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,807,256	8,941,748
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	294,790	184,553
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	14,300	6,843
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,561,052
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,057,295	2,688,904
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(8,659,050)	(6,268,507)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,652,194)	(2,545,898)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(18,609)	(338,884)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(404,470)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,713,036)	(490,379)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(112,216)	(1,266,925)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(413,145)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(403,863)	(36,565)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,006,856)	(3,722,609)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	7,278,901	14,808,452
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,278,503	6,102,212
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	176,518	1,602,200
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	245,396
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	32,326	15,566
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		43,060
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,470	1,913,004
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	820,793	1,560,188
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		968,194
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,000,398	8,706,240
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(8,819,877)	(9,146,244)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,419,762)	(5,842,274)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,206,556)	(24,710)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(20,450)	(2,352,297)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(92,325)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,590)	(67,770)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(901,013)	(1,535,573)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(173,303)	(153,065)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(106,850)	(1,616,534)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (4,400,115)	$ (3,303,970)

Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (24,062,017)	$ (33,649,516)	$ 130,163,956
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(7,088,911)	(592,466)	104,899,860
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(9,616,856)	7,688,026	(6,296,617)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(7,690,728)	(10,817,032)	14,680,492
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	24,444,275	74,456,429	78,525,936
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,158,380)	(2,910,290)	(531,000)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(12,773,525)	(974,007)	12,922,817
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,389,662	(1,791,425)	7,618,692
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,683,359)	(66,244,167)	(2,020,460)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (16,973,106)	$ (33,057,050)	$ 25,264,096

Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 2,148,392,841	$ 2,325,323,336	$ 3,031,978,205
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,717,385,105	1,610,838,472	2,155,824,364
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	74,820,385	127,381,359	183,992,274
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	26,413,270	53,980,643	57,678,838
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,392,478,396	1,079,809,596	1,274,911,920
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts		5,927,944	16,433,746
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	24,635,116	81,393,624	115,309,169
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,769,785	17,865,981	29,206,211
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	195,268,153	244,479,325	478,292,206
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	431,007,736	714,484,864	876,153,841
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	638,869,556	572,804,331	601,825,765
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	271,647,306	280,007,120	242,953,868
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	88,376,901	48,647,953	116,768,010
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	21,155,358	40,497,833	40,281,856
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	13,707,348	61,557,330	47,891,170
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	6,183,656	7,597,444	5,323,786
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	47,230,107	40,499,934	11,071,090
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	27,166,883	10,367,157	7,135,608
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	67,827,053	70,839,469	14,482,348
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 367,222,250	$ 292,797,211	$ 358,871,897

Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	512,141.713	[1]	645,173.947	[1]	687,898.79	[1]
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	228.982	[1]	156.318	[1]	64.584	[2]
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	26,798.935	[1]	21,549.16	[1]	5,536.921	[1]
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,241.673	[1]	532.525	[1]	34.462	[3]
Weighted average number of units, Date of initial issuance	November 1, 2010

[1]	January 1 - December 31
[2]	April 1 - December 31
[3]	November 1 - December 31

Redemption Payable To Managing Owner (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Redemption Payable To Managing Owner [Abstract]
Redemptions payable to Managing Owner		$ 1,259